INCOME TAXES (Details 3) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets
Non-capital losses and temporary differences related to working capital	0	4.0
Employee future benefits	3.8	3.7
Other	6.2	0.8
Gross	10.0	8.5
Valuation allowance	(10.0)	(8.5)
Deferred Tax Assets, Net	0	0